Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 230,547	$ 182,282	$ 166,925
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of land use rights	1,338	1,246	1,093
Depreciation of property, plant and equipment	33,499	28,043	23,215
Non-cash impairment charges on intangible asset		308
Amortization of intangible assets	19,741	13,115	9,568
Inventory write-down	2,154	2,609	3,105
(Recovery) Allowance for doubtful accounts	(940)	9,572	(34)
Amortization of bank loan costs	893
(Gain) loss on disposal of property, plant and equipment	10	39	(1,568)
(Gain) loss on fair value change of derivative instruments	(101)	835	(891)
Share-based compensation expenses	14,683	13,984	12,368
Deferred income taxes	1,016	(27)	2,673
Changes in assets and liabilities, net of effects of acquisitions:
Accounts receivable	(15,002)	7,308	(52,577)
Inventories	(18,984)	(11,185)	(15,186)
Value added taxes receivable	(2,608)	3,505	8,286
Other receivables	(5,177)	(13,646)	(6,810)
Prepayments and deposits	(3,087)	(1,108)	(2,034)
Other assets	486	(3,324)	301
Notes payable	2,023	1,568	475
Accounts payable	27,663	5,965	5,468
Advances from customers	3,608	(3,352)	6,398
Salaries payable	17,120	29,597	10,798
Other payables	4,805	42,914	13,763
Income taxes payable	(9,942)	12,701	2,837
Other taxes payable	3,515	1,068	3,009
Other long-term liabilities	658	1,649	1,222
Net cash provided by operating activities	307,918	325,666	192,404
Cash flows from investing activities:
Acquisition cost of subsidiaries, net of cash received	(109,376)	(34,552)	(6,530)
Purchase of property, plant and equipment and intangible assets	(83,739)	(54,132)	(68,095)
Purchase of land use rights	(2,602)	(660)	(8,149)
Advances for purchase of property, plant and equipment	(22,739)	(10,813)	(13,694)
Proceeds from disposal of property, plant and equipment	741	1,766	4,532
Increase in restricted cash	(10,966)	(7,246)
(Increase) decrease in restricted investment	14,282	(14,282)
Proceeds from sale of short-term investments	652,896	144,395	100,274
Increase in short-term investments	(863,038)	(257,021)	(264,123)
Advances to employees loans, net			(2,494)
Net cash used in investing activities	(424,541)	(232,545)	(258,279)
Cash flows from financing activities:
Repayment of bank loans	(35,000)	(2,475)
Proceeds from bank loans, net of costs	371,715	52,000	85,399
Dividends paid	(59,070)	(46,401)	(34,522)
Proceeds from exercise of options	16,091	24,593	7,121
Repurchase of ordinary American depositary shares	(42,369)		(10,160)
Cash contribution from non-controlling interests		506	797
Net cash provided by financing activities	251,367	28,223	48,635
Net (decrease) increase in cash and cash equivalents	134,744	121,344	(17,240)
Cash and cash equivalents, beginning of year	247,859	124,311	137,502
Effect of exchange rate changes on cash and cash equivalents	2,621	2,204	4,049
Cash and cash equivalents, end of year	385,224	247,859	124,311
Supplemental disclosure for cash flows information:
Income taxes paid, net of tax benefits received	24,152	27,372	17,357
Interest paid	5,528	3,619	434
Supplemental disclosure for non-cash activities:
Capital expenditures incurred but not yet paid	11,710	11,093	15,698
Purchase consideration payable	$ 20,457	$ 20,354	$ 2,142